Segment Information - Schedule of Revenue and Operating Results by Segments (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		$ 222,309	$ 203,086
Operating cost and expenses
Integrated service cost		(101,464)	(107,621)
Promotional service and selling expenses		(105,084)	(81,334)
General and administrative expenses		(15,188)	(40,537)
Research and development expenses		(1,766)	(32,205)
Total operating costs and expenses		(223,502)	(261,697)
Total other income/(expenses), net		(4,051)	(1,262)
Segment (loss)/income before tax		(5,244)	(59,873)
Auto eInsurance service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		97,833	73,747
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses		(95,556)	(71,124)
General and administrative expenses		(2,376)	(2,274)
Research and development expenses		(328)	(30)
Total operating costs and expenses		(98,260)	(73,428)
Total other income/(expenses), net	[1]	57	(218)
Segment (loss)/income before tax		(370)	101
Technology service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		24,345	21,888
Operating cost and expenses
Integrated service cost		(12,582)	(13,586)
Promotional service and selling expenses		(6,559)	(7,780)
General and administrative expenses		(511)	(1,146)
Research and development expenses		(465)	(144)
Total operating costs and expenses		(20,117)	(22,656)
Total other income/(expenses), net	[1]	(110)	(143)
Segment (loss)/income before tax		4,118	(911)
Auto service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		100,131	107,451
Operating cost and expenses
Integrated service cost		(88,882)	(94,035)
Promotional service and selling expenses		(2,969)	(2,430)
General and administrative expenses		(10,325)	(4,933)
Research and development expenses		(973)	(1,011)
Total operating costs and expenses		(103,149)	(102,409)
Total other income/(expenses), net	[1]	(939)	(598)
Segment (loss)/income before tax		(3,957)	4,444
Others [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses
General and administrative expenses		(1,976)	(32,184)
Research and development expenses			(31,020)
Total operating costs and expenses		(1,976)	(63,204)
Total other income/(expenses), net	[1]	(3,059)	(303)
Segment (loss)/income before tax		$ (5,035)	$ (63,507)

[1]	Included net of financial expenses, investment income and others.